UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Capital Guardian Trust Company
Address: 11100 Santa Monica Boulevard
Los Angeles, CA 90025-3384

Form 13F File Number: 28-96

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David I. Fisher
Title: Chairman
Phone: 310/996-6331

Signature, Place, and Date of Signing:

David I. Fisher*	Los Angeles, California	5/14/01
[Signature]	[City, State]	[Date]

*By: /s/ Michael J. Downer

Michael J. Downer
Attorney-in-fact

Signed pursuant to a Power of Attorney dated December 19, 2000 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission on February 9, 2001 by Capital Group International, In. with respect to Acclaim Entertainment, Inc.

CONFIDENTIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-218	The Capital Group Companies, Inc.
28-5044	Capital Group International, Inc.

CONFIDENTIAL

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $74176
(thousands)

Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
1	28-218	The Capital Group Companies, Inc.
2	28-5044	Capital Group International, Inc.

CAPITAL GUARDIAN TRUST COMPANY   FORM 13F INFORMATION TABLE   MAR 30, 2001

COLUMN 1 & COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7*	COLUMN 8		
NAME OF ISSUER/TITLE OF CLASS (COMMON UNLESS OTHERWISE INDICATED)	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MGRS	SOLE	SHARED	NONE
ANTHRACITE CAPITAL INC	037023108	$ 8235	853400	SH		DEFINED	1,2	761200		92200
APTARGROUP INC	038336103	14872	488100	SH		DEFINED	1,2	370800		117300
BERKLEY W R CORP	084423102	16168	358800	SH		DEFINED	1,2	271000		87800
BOK FINANCIAL CORP	05561Q201	22932	933600	SH		DEFINED	1,2	825300		108300
CHARLOTTE RUSSE HOLDING INC	161048103	11968	402300	SH		DEFINED	1,2	326400		75900
	GRAND	$ 74176								

* INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC FOR ALL PURPOSES OTHER THAN FORM 13F

CONFIDENTIAL